Dividend Payable (Details) - USD ($)					1 Months Ended	12 Months Ended
	Jun. 23, 2017	May 26, 2017	Apr. 24, 2017	Mar. 21, 2017	Jan. 20, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividend Payable (Textual)
Percentage of dividend to net income		25.00%		25.00%
Common shares dividend paid by cash						$ 480,000	$ 480,000
Common shares dividend, Shares	210,925		129,872		519,156
Dividends payable, amount per share		$ 0.047		$ 0.036
Escrow shares								2,666,667
Common shares dividend paid by shares							$ 5,332,969	$ 17,160
Description of dividends payable		The Company announced a dividend of US$0.047 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company's consolidated net income for the period beginning January 1,2017 through March 31,2017, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company's Series A preferred shares for such period.		The company announced a dividend of US$0.036 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company's consolidated net income for the period beginning October 1, 2016 through December 31, 2016, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company's Series A preferred shares for such period.
Ordinary shares, issued						25,288,003	23,758,817
Ordinary shares, outstanding						25,288,003	23,758,817